Refundable Investor Advances - Evernorth - Interim - Narrative (Details)	Jun. 30, 2026 $ / xrp $ / shares	Dec. 31, 2025 $ / shares $ / xrp
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Refundable investor advances, measurement input | $ / shares	10	10
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Refundable investor advances, measurement input	0.0379	0.0364
Measurement Input, Probability Of Business Combination Closing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Refundable investor advances, measurement input	0.70	0.70
Measurement Input, Probability Of Business Combination Not Closing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Refundable investor advances, measurement input	0.30	0.30
Measurement Input, Quoted Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Refundable investor advances, measurement input | $ / xrp	1.04	1.839